Leases	12 Months Ended
Dec. 31, 2021
Disclosure of leases [text block] [Abstract]
LEASES

NOTE 12 - LEASES:

a.	Right-of-use assets

	Property	Motor vehicles	Total
	U.S. dollars in thousands
Cost:
Balance as of January 1, 2021	639	171	810
Additions	124	83	207
Disposals	-	(98)	(98)
Balance as of December 31, 2021	763	156	919

Accumulated amortization:
Balance as of January 1, 2021	(204)	(63)	(267)
Additions	(209)	(66)	(275)
Disposals	-	74	74
Balance as of December 31, 2021	(413)	(55)	(468)
	350	101	451

Cost:
Balance as of January 1, 2020	465	113	578
Additions	174	162	336
Disposals	-	(104)	(104)
Balance as of December 31, 2020	639	171	810

Accumulated amortization:
Balance as of January 1, 2020	(106)	(31)	(137)
Additions	(98)	(81)	(179)
Disposals	-	49	49
Balance as of December 31, 2020	(204)	(63)	(267)
	435	108	543

b.	Lease liabilities

	Property	Motor vehicles	Total
	U.S. dollars in thousands

Balance as of January 1, 2021	534	129	663
Additions	124	74	198
Disposals	-	(30)	(30)
Interest expense	92	10	102
Payments	(291)	(80)	(371)
Balance as of December 31, 2021	459	103	562

Short-term lease liabilities	306	59	365
Long-term lease liabilities	153	44	197
Balance as of December 31, 2021	459	103	562

Balance as of January 1, 2020	431	77	508
Additions	174	162	336
Disposals	-	(52)	(52)
Interest expense	77	8	85
Payments	(148)	(66)	(214)
Balance as of December 31, 2020	534	129	663

Short-term lease liabilities	235	63	298
Long-term lease liabilities	299	66	365
Balance as of December 31, 2020	534	129	663

Expense relating to short-term leases for the years ended December 31, 2021, 2020 and 2019, amounted to $58 thousand, $123 thousand and $211 thousand, respectively.